Reserves for Losses and Adjustment Expenses - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Insurance [Abstract]
Provision for losses and LAE for claims incurred	$ 39.7	$ 10.5	$ 60.8	$ 28.1	$ 45.1
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	39.7	10.5	$ 60.8	$ 28.1	$ 45.1
Reinsurance
Insurance [Abstract]
Provision for losses and LAE for claims incurred	21.5	(28.3)
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	21.5	(28.3)
Insurance
Insurance [Abstract]
Provision for losses and LAE for claims incurred	18.2	38.8
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	$ 18.2	$ 38.8